Other income (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Associates, joint ventures and subsidiaries
Net gains / (losses) from acquisitions and disposals of subsidiaries	[2]	$ 635	[1]	$ (36)		$ (290)
Net gains / (losses) from disposals of investments in associates		0		4		46
Share of net profits of associates and joint ventures		84	[3],[4]	46	[3]	529	[5]
Impairments related to associates		0		(1)		0
Total		719		13		284
Net gains / (losses) from disposals of financial assets measured at fair value through other comprehensive income		40		31		0
Income from properties	[6]	26		27		24
Net gains / (losses) from properties held for sale		76	[7]	(19)		40
Other		216	[8]	160		80
Total other income		1,076		212		428
Gains / (losses) on the sales of intellectual property rights		215
Clearstream Fund Centre AG
Associates, joint ventures and subsidiaries
Gains (losses) on the sale of subsidiaries		631
SIX Group AG, Zurich
Associates, joint ventures and subsidiaries
Share of profit (loss) of associates related to valuation gains		26				460
UBS AG
Associates, joint ventures and subsidiaries
Net gains / (losses) from acquisitions and disposals of subsidiaries	[2]	635	[1]	(36)		(292)
Net gains / (losses) from disposals of investments in associates		0		4		46
Share of net profits of associates and joint ventures		84	[4],[9]	46	[9]	529	[5]
Impairments related to associates		0		(1)		0
Total		719		13		283
Net gains / (losses) from disposals of financial assets measured at fair value through other comprehensive income		40		31		0
Income from properties	[6]	25		27		24
Net gains / (losses) from properties held for sale		76	[7]	(19)		40
Income from shared services provided to UBS Group AG or its subsidiaries		422		464		478
Other		267	[8]	161		80
Total other income		1,549		$ 677		905
Gains / (losses) on the sales of intellectual property rights		215
UBS AG | Clearstream Fund Centre AG
Associates, joint ventures and subsidiaries
Gains (losses) on the sale of subsidiaries		631
UBS AG | SIX Group AG, Zurich
Associates, joint ventures and subsidiaries
Share of profit (loss) of associates related to valuation gains		$ 26				$ 460

[1]	Includes a USD 631 million net gain on the sale of a majority stake in Fondcenter AG. Refer to Note 29 for more information.
[2]	Includes foreign exchange gains / (losses) reclassified from other comprehensive income related to the disposal or closure of foreign operations
[3]	For 2020, consists of USD 64 million from associates and USD 19 million from joint ventures. For 2019, consists of USD 28 million from associates and USD 18 million from joint ventures.
[4]	Includes a valuation gain of USD 26 million on UBS’s equity ownership of SIX Group.
[5]	Includes a valuation gain of USD 460 million on UBS’s equity ownership of SIX Group related to the sale of SIX Payment Services to Worldline.
[6]	Includes rent received from third parties.
[7]
Includes net gains of USD 140 million arising from sale-and-leaseback transactions, primarily related to a property in Geneva, partly offset by remeasurement losses relating to properties that were reclassified as held for sale.

[8]	Includes a USD 215 million gain on the sale of intellectual property rights associated with the Bloomberg Commodity Index family.
[9]	For 2020, consists of USD 64 million from associates and USD 19 million from joint ventures. For 2019, consists of USD 28 million from associates and USD 18 million from joint ventures.